The New Germany Fund, Inc.

Schedule of Investments	as of September 30, 2019 (Unaudited)

	Shares	Value ($)
Germany 84.2%
Common Stocks 81.0%
Auto Components 2.0%
Hella GmbH & Co. KGaA	114,942	5,139,264

Banks 1.7%
Commerzbank AG	752,191	4,363,445

Biotechnology 1.1%
MorphoSys AG*	24,464	2,695,908

Chemicals 6.2%
Evonik Industries AG	125,368	3,095,148
K+S AG (Registered)	55,344	767,032
LANXESS AG	59,215	3,614,483
Symrise AG ''A''	83,779	8,142,012
		15,618,675
Commercial Services & Supplies 1.1%
Bilfinger SE	94,206	2,751,946

Construction & Engineering 0.6%
HOCHTIEF AG	14,050	1,601,897

Diversified Financial Services 0.4%
Hypoport AG*	3,789	943,707

Diversified Telecommunication Services 1.0%
United Internet AG (Registered)	68,944	2,459,625

Electrical Equipment 6.2%
Nordex SE*†	496,788	5,414,989
OSRAM Licht AG†	63,013	2,771,406
Varta AG*	75,065	7,404,787
		15,591,182
Electronic Equipment, Instruments & Components 0.2%
Jenoptik AG	22,566	559,334

Entertainment 0.4%
CTS Eventim AG & Co. KGaA	18,143	1,022,412

Food & Staples Retailing 0.4%
METRO AG†	60,617	956,730

Health Care Equipment & Supplies 2.2%
Carl Zeiss Meditec AG	16,688	1,902,665
Siemens Healthineers AG 144A	92,207	3,627,751
		5,530,416
Independent Power & Renewable Electricity Producers 2.3%
Encavis AG†	57,910	536,536
Uniper SE	157,208	5,156,124
		5,692,660
Insurance 4.1%
Hannover Rueck SE	24,071	4,069,419
Talanx AG	145,392	6,282,040
		10,351,459
Interactive Media & Services 4.4%
New Work SE	4,637	1,263,583
Scout24 AG 144A	170,898	9,742,382
		11,005,965
Internet & Direct Marketing Retail 10.7%
Delivery Hero SE 144A*	187,846	8,345,697
HelloFresh SE*	582,085	8,831,859
Rocket Internet SE 144A*	56,314	1,454,760
Zalando SE 144A*	183,900	8,394,888
		27,027,204
IT Services 0.3%
Bechtle AG	7,694	782,876

	Shares	Value ($)
Life Sciences Tools & Services 1.1%
Evotec SE*	122,525	2,727,137

Machinery 4.1%
Deutz AG	435,496	2,525,354
KION Group AG	79,780	4,195,830
Pfeiffer Vacuum Technology AG	4,519	613,743
Traton SE*†	87,177	2,323,311
Vossloh AG	16,005	659,438
		10,317,676
Media 1.4%
ProSiebenSat.1 Media SE	128,281	1,767,404
Stroeer SE & Co. KGaA	24,878	1,894,124
		3,661,528
Metals & Mining 2.6%
thyssenkrupp AG	468,287	6,485,049

Pharmaceuticals 1.2%
Dermapharm Holding SE	74,397	2,926,637

Professional Services 0.1%
Amadeus Fire AG	1,712	189,221

Real Estate Management & Development 10.0%
Deutsche Wohnen SE	220,849	8,061,894
Instone Real Estate Group AG 144A*	263,286	5,487,091
LEG Immobilien AG	78,069	8,934,997
TLG Immobilien AG	96,812	2,632,851
		25,116,833
Semiconductors & Semiconductor Equipment 1.7%
Siltronic AG	56,047	4,258,059

Software 2.5%
Nemetschek SE	14,227	726,058
Software AG	37,172	1,021,446
TeamViewer AG*	167,069	4,516,209
		6,263,713
Textiles, Apparel & Luxury Goods 3.8%
Puma SE	124,640	9,645,890

Trading Companies & Distributors 2.7%
Brenntag AG	142,601	6,901,318

Transportation Infrastructure 3.3%
Fraport AG Frankfurt Airport Services Worldwide	97,438	8,265,061

Wireless Telecommunication Services 1.2%
1&1 Drillisch AG	35,858	1,117,837
Freenet AG	96,201	1,980,788
		3,098,625
Total Common Stocks (Cost $169,215,292)		203,951,452

Preferred Stocks 3.2%
Health Care Equipment & Supplies 1.9%
Sartorius AG	25,697	4,688,829

Machinery 1.3%
Jungheinrich AG	157,795	3,402,092
Total Preferred Stocks (Cost $5,508,507)		8,090,921
Total Germany (Cost $174,723,799)		212,042,373

Netherlands 12.0%
Common Stocks
Aerospace & Defense 10.2%
Airbus SE	197,449	25,654,154

Life Sciences Tools & Services 1.8%
QIAGEN NV*	143,056	4,684,168
Total Netherlands (Cost $8,724,631)		30,338,322

	Shares	Value ($)
Luxembourg 1.2%
Common Stocks
Real Estate Management & Development 1.2%
Aroundtown SA (Cost $3,356,975)	378,196	3,093,401

United Kingdom 1.0%
Common Stocks
Semiconductors & Semiconductor Equipment 1.0%
Dialog Semiconductor PLC* (Cost $1,626,159)	52,704	2,494,939

France 0.9%
Common Stocks
Life Sciences Tools & Services 0.9%
Sartorius Stedim Biotech (Cost $1,270,910)	15,687	2,195,490

Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (Cost $9,239,558) (a) (b)	9,239,558	9,239,558

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 1.96% (Cost $2,775,340) (b)	2,775,340	2,775,340

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $201,717,372)	104.1	262,179,423
Other Assets and Liabilities, Net	(4.1)	(10,201,517)
Net Assets	100.0	251,977,906

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2019 are as follows:
Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (a) (b)
13,387,408	–	4,147,850(c)	–	–	224,901	–	9,239,558	9,239,558
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 1.96% (b)
15,444,192	37,142,501	49,811,353	–	–	64,313	–	2,775,340	2,775,340
28,831,600	37,142,501	53,959,203	–	–	289,214	–	12,014,898	12,014,898

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2019 amounted to $8,675,338, which is 3.4% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$212,042,373	$—	$—	$212,042,373
Netherlands	30,338,322	—	—	30,338,322
Luxembourg	3,093,401	—	—	3,093,401
United Kingdom	2,494,939	—	—	2,494,939
France	2,195,490	—	—	2,195,490
Short-Term Instruments (d)	12,014,898	—	—	12,014,898
Total	$262,179,423	$—	$—	$262,179,423

(d) See Schedule of Investments for additional detailed categorizations.